UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09019

DOW TARGET VARIABLE FUND LLC
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

Kimberly A. Plante, Secretary
Dow Target Variable Fund LLC
P.O. Box 237
Cincinnati, OH 45201
(Name and address of agent for service)

(513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2009

Item 1. Schedules of Investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - First Quarter Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 91.4%	Shares	Fair Value
Chemicals - 10.3%
E.I. Du Pont de Nemours & Co.	7,371	$164,594
Diversified Financial Services - 15.9%
Bank of America Corp.	13,977	95,323
JPMorgan Chase & Co.	5,968	158,630
		253,953
Diversified Telecommunication Services - 20.9%
AT&T Inc.	6,555	165,186
Verizon Communications, Inc.	5,567	168,123
		333,309
Food Products - 9.7%
Kraft Foods Inc.	6,956	155,049
Industrial Conglomerates - 7.4%
General Electric Co.	11,696	118,247
Metals & Mining - 8.0%
Alcoa, Inc.	17,312	127,070
Pharmaceuticals - 19.2%
Merck & Co., Inc.	6,177	165,235
Pfizer, Inc.	10,424	141,975
		307,210
Total Common Stocks (Cost $2,307,920)		$1,459,432

Money Market Funds - 3.4%	Shares	Fair Value
Fidelity Institutional Money Market Funds	54,000	$54,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $54,000)		$54,000

Total Investments - 94.8% (Cost $2,361,920) (a)		$1,513,432
Other Assets in Excess of Liabilities - 5.2%		83,546
Net Assets - 100.0%		$1,596,978

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - Second Quarter Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 97.4%	Shares	Fair Value
Automobiles - 2.2%
General Motors Corp.	16,867	$32,722
Chemicals - 10.3%
E.I. Du Pont de Nemours & Co.	6,779	151,375
Diversified Financial Services - 19.7%
Bank of America Corp.	8,274	56,429
Citigroup, Inc.	15,119	38,251
JPMorgan Chase & Co.	7,374	196,001
		290,681
Diversified Telecommunication Services - 32.3%
AT&T Inc.	8,363	210,748
Verizon Communications, Inc.	8,824	266,485
		477,233
Industrial Conglomerates - 5.9%
General Electric Co.	8,599	86,936
Pharmaceuticals - 27.0%
Merck & Co., Inc.	7,075	189,256
Pfizer, Inc.	15,359	209,189
		398,445
Total Common Stocks (Cost $3,300,012)		$1,437,392

Money Market Funds - 2.4%	Shares	Fair Value
Fidelity Institutional Money Market Funds	36,000	$36,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $36,000)		$36,000

Total Investments - 99.8% (Cost $3,336,012) (a)		$1,473,392
Other Assets in Excess of Liabilities - 0.2%		2,268
Net Assets - 100.0%		$1,475,660

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - Third Quarter Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 97.0%	Shares	Fair Value
Automobiles - 3.0%
General Motors Corp.	22,862	$44,352
Chemicals - 9.4%
E.I. Du Pont de Nemours & Co.	6,186	138,133
Diversified Financial Services - 21.2%
Bank of America Corp.	10,737	73,226
Citigroup, Inc.	15,308	38,729
JPMorgan Chase & Co.	7,534	200,254
		312,209
Diversified Telecommunication Services - 29.5%
AT&T Inc.	8,060	203,112
Verizon Communications, Inc.	7,702	232,601
		435,713
Industrial Conglomerates - 6.9%
General Electric Co.	10,055	101,656
Pharmaceuticals - 27.0%
Merck & Co., Inc.	7,141	191,022
Pfizer, Inc.	15,281	208,127
		399,149
Total Common Stocks (Cost $3,084,452)		$1,431,212

Money Market Funds - 2.8%	Shares	Fair Value
Fidelity Institutional Money Market Funds	41,000	$41,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $41,000)		$41,000

Total Investments - 99.8% (Cost $3,125,452) (a)		$1,472,212
Other Assets in Excess of Liabilities - 0.2%		3,247
Net Assets - 100.0%		$1,475,459

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 10 - Fourth Quarter Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 98.5%	Shares	Fair Value
Chemicals - 9.2%
E.I. Du Pont de Nemours & Co.	6,550	$146,262
Diversified Financial Services - 14.7%
Bank of America Corp.	7,546	51,464
Citigroup, Inc.	12,874	32,571
JPMorgan Chase & Co.	5,654	150,283
		234,318
Diversified Telecommunication Services - 30.5%
AT&T, Inc.	9,457	238,316
Verizon Communications, Inc.	8,229	248,516
		486,832
Food Products - 11.3%
Kraft Foods Inc.	8,061	179,680
Industrial Conglomerates - 6.6%
General Electric Co.	10,355	104,689
Pharmaceuticals - 26.2%
Merck & Co., Inc.	8,365	223,764
Pfizer, Inc.	14,320	195,038
		418,802
Total Common Stocks (Cost $2,893,930)		$1,570,583

Money Market Funds - 1.1%	Shares	Fair Value
Fidelity Institutional Money Market Funds	18,000	$18,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $18,000)		$18,000

Total Investments - 99.6% (Cost $2,911,930) (a)		$1,588,583
Other Assets in Excess of Liabilities - 0.4%		5,974
Net Assets - 100.0%		$1,594,557

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - First Quarter Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 98.3%	Shares	Fair Value
Chemicals - 25.0%
E.I. Du Pont de Nemours & Co.	11,549	$257,889
Diversified Financial Services - 14.5%
Bank of America Corp.	21,904	149,385
Industrial Conglomerates - 17.9%
General Electric Co.	18,330	185,316
Metals & Mining - 19.3%
Alcoa, Inc.	27,128	199,120
Pharmaceuticals - 21.6%
Pfizer, Inc.	16,338	222,524
Total Common Stocks (Cost $1,788,384)		$1,014,234

Money Market Funds - 1.3%	Shares	Fair Value
Fidelity Institutional Money Market Funds	14,000	$14,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $14,000)		$14,000

Total Investments - 99.6% (Cost $1,802,384) (a)		$1,028,234
Other Assets in Excess of Libabliities - 0.4%		3,726
Net Assets - 100.0%		$1,031,960

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - Second Quarter Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 90.1%	Shares	Fair Value
Automobiles - 5.0%
General Motors Corp.	17,164	$33,298
Industrial Conglomerates - 11.2%
General Electric Co.	7,353	74,339
Diversified Telecommunication Services - 37.9%
Verizon Communications, Inc.	8,303	250,751
Pharmaceuticals - 30.1%
Pfizer, Inc.	14,631	199,274
Diversified Financial Services - 5.9%
Citigroup, Inc.	15,385	38,924
Total Common Stocks (Cost $1,656,028)		$596,586

Money Market Funds - 7.5%	Shares	Fair Value
Federated Prime Cash Obligations Fund	18,000	$18,000
Institutional Class
Fidelity Institutional Money Market Funds	32,000	32,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $50,000)		$50,000

Total Investments - 97.6% (Cost $1,706,028) (a)		$646,586
Other Assets in Excess of Liabilities - 2.4%		15,801
Net Assets - 100.0%		$662,387

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - Third Quarter Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 97.0%	Shares	Fair Value
Automobiles - 9.2%
General Motors Corp.	23,029	$44,676
Diversified Financial Services - 23.3%
Bank of America Corp.	10,817	73,772
Citigroup, Inc.	15,421	39,015
		112,787
Industrial Conglomerates - 21.2%
General Electric Co.	10,126	102,374
Pharmaceuticals - 43.3%
Pfizer, Inc.	15,391	209,626
Total Common Stocks (Cost $1,482,004)		$469,463

Money Market Funds - 2.5%	Shares	Fair Value
Fidelity Institutional Money Market Funds	12,000	$12,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $12,000)		$12,000

Total Investments - 99.5% (Cost $1,494,004) (a)		$481,463
Other Assets in Excess of Liabilities - 0.5%		2,256
Net Assets - 100.0%		$483,719

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

The Dow® Target Variable Fund LLC
Dow Target 5 - Fourth Quarter Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 91.4%	Shares	Fair Value
Diversified Financial Services - 13.2%
Bank of America Corp.	10,712	$73,056
Citigroup, Inc.	18,282	46,254
		119,310
Diversified Telecommunication Services - 35.2%
AT&T, Inc.	12,580	317,016
Industrial Conglomerates - 14.7%
General Electric Co.	13,104	132,481
Pharmaceuticals - 28.3%
Pfizer, Inc.	18,734	255,157
Total Common Stocks (Cost $1,885,808)		$823,964

Money Market Funds - 7.2%	Shares	Fair Value
Federated Prime Cash Obligations Fund	21,000	$21,000
Institutional Class
Fidelity Institutional Money Market Funds	44,000	44,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $65,000)		$65,000

Total Investments - 98.6% (Cost $1,950,808) (a)		$888,964
Other Assets in Excess of Liabilities - 1.4%		13,017
Net Assets - 100.0%		$901,981

Percentages are stated as a percent of Net Assets.
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these schedules of investments.

  The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	March 31, 2009 (Unaudited)

(1)	Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company.  The Dow Target 10 Portfolios are four non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM (“DJIASM” ) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.  These ten companies are popularly known as the “Dogs of the Dow.”  The Dow Target 5 Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income.  The Fund may or may not achieve that objective.  The stocks held in each Portfolio of the Fund are not expected to reflect the DJIASM and the prices of Portfolio membership interests are not intended to track movements of the DJIASM.  The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (‘Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law.  The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”).  Portfolio membership interests are not offered directly to the public.  Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)	Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge.  They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order.  The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio.  The domestic common stocks of the Portfolio are valued at the price of the last trade on the exchange on which each security is primarily traded.  This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading.

Repurchase agreements are valued at amortized cost, which approximates fair value.

The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a three-tier hierarchy framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Effective January 1, 2008, the Fund adopted SFAS No. 157, as required.  The hierarchy of pricing inputs is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of March 31, 2009:

  The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	March 31, 2009 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Dow Target 10 - First Quarter Portfolio	Common Stocks, Money Market Funds	$1,513,432	$—	$—
Dow Target 10 - Second Quarter Portfolio	Common Stocks, Money Market Funds	1,473,392	—	—
Dow Target 10 - Third Quarter Portfolio	Common Stocks, Money Market Funds	1,472,212	—	—
Dow Target 10 - Fourth Quarter Portfolio	Common Stocks, Money Market Funds	1,588,583	—	—
Dow Target 5 - First Quarter Portfolio	Common Stocks, Money Market Funds	1,028,234	—	—
Dow Target 5 - Second Quarter Portfolio	Common Stocks, Money Market Funds	646,586	—	—
Dow Target 5 - Third Quarter Portfolio	Common Stocks, Money Market Funds	481,463	—	—
Dow Target 5 - Fourth Quarter Portfolio	Common Stocks, Money Market Funds	888,964	—	—

Dividends and Distributions to Shareholders
As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements.  Distributions are, however, made periodically.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned.  Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers (the “Board”) subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of ONLIC.  Income and losses of the Portfolios are included in the taxable income or loss of ONLIC.  Accordingly, the Portfolios have no provision for Federal income taxes.

As required, the Fund previously adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-than-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Ohio (i.e. the last 4 tax year ends and the interim tax period since then).

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio.  Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of  Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

  The Dow® Target Variable Fund LLC

Notes to Schedules of Investments	March 31, 2009 (Unaudited)

(3)	Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of March 31, 2009 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$—	$—	$—	$—
Depreciation	(848,488)	(1,862,620)	(1,653,240)	(1,323,347)
Net unrealized:
Depreciation	$(848,488)	$(1,862,620)	$(1,653,240)	$(1,323,347)
Aggregate cost of securities:	$2,361,920	$3,336,012	$3,125,452	$2,911,930

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$—	$8,801	$—	$—
Depreciation	(774,150)	(1,068,243)	(1,012,541)	(1,061,844)
Net unrealized:
Depreciation	$(774,150)	$(1,059,442)	$(1,012,541)	$(1,061,844)
Aggregate cost of securities:	$1,802,384	$1,706,028	$1,494,004	$1,950,808

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Dow Target Variable Fund LLC

By (Signature and Title)   /s/ John J. Palmer
John J. Palmer
President and Manager

Date   May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John J. Palmer
John J. Palmer
President and Manager

Date   May 21, 2009

By (Signature and Title)   /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date   May 21, 2009